Contributed Equity - Summary of Shares Issued (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Issued capital	$ 544,731,830	$ 542,105,187
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued	7,777,285	265,306,081
Issued capital	$ 2,626,643	$ 100,674,639
Issued Equity [member] | 0.38 Issue Price [member]
Disclosure of classes of share capital [line items]
Share issued under Retail Entitlement Offer		28,063,871
Shares issued under Institutional Placement		235,713,860
Issue price of share issued under Retail Entitlement Offer		$ 0.38
Issue price of shares issued under Institutional Placement		$ 0.38
Share issued under Retail Entitlement Offer		$ 10,664,271
Shares issued under Institutional Placement		$ 89,571,267
Issued Equity [member] | 0.34 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation	7,777,285
Performance rights exercised pre share consolidation	$ 0.34
Performance rights exercised pre share consolidation	$ 2,626,643
Issued Equity [member] | 0.29 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation		1,528,350
Performance rights exercised pre share consolidation		$ 0.29
Performance rights exercised pre share consolidation		$ 439,101